Stock-based compensation - Restricted share unit plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	319,688	431,714
Granted (in shares)	204,303	101,597
Vested (in shares)	(61,935)	(213,623)
Forfeited (in shares)	(50,674)
Ending balance (in shares)	411,382	319,688
Weighted-average exercise price $ per share
Outstanding, beginning of period (in CAD per share)	$ 19.32	$ 12.47
Granted (in CAD per share)	26.32	25.62
Vested (in CAD per share)	20.14	8.48
Forfeited (in CAD per share)	20.14
Outstanding, end of period (in CAD per share)	$ 22.57	$ 19.32
Restricted share unit plan | Restricted share units (RSUs)
Number of units
Beginning balance (in shares)	465,306	535,898
Granted (in shares)	201,389	199,468
Vested (in shares)	(120,109)	(256,193)
Forfeited (in shares)	(17,100)	(13,867)
Ending balance (in shares)	529,486	465,306
Weighted-average exercise price $ per share
Outstanding, beginning of period (in CAD per share)	$ 23.04	$ 14.44
Granted (in CAD per share)	26.60	27.44
Vested (in CAD per share)	20.14	8.77
Forfeited (in CAD per share)	27.70	17.60
Outstanding, end of period (in CAD per share)	$ 24.86	$ 23.04
Restricted share unit plan | Performance restricted share units (PSUs)
Number of units
Vested (in shares)	(61,935)	(213,623)